Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2022 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 91,448	$ 13,259
Between 1 and 2 years	65,791	9,539
Between 2 and 3 years	59,113	8,571
Between 3 and 4 years	56,732	8,225
Between 4 and 5 years	¥ 51,975	$ 7,536